Expenses by Nature (Details) - Schedule of Asset Impairments is Reported in Property, Plant and Equipment $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Moy Park [Member]
Expenses by Nature (Details) - Schedule of Asset Impairments is Reported in Property, Plant and Equipment [Line Items]
Total	$ 16,597
Total	44,338
Total	(51,362)
Total	665
Total	10,238
Severance [Member] | Pilgrim’s Food Master 2023 [Member]
Expenses by Nature (Details) - Schedule of Asset Impairments is Reported in Property, Plant and Equipment [Line Items]
Total	6,142
Total	25,619
Total	(28,363)
Total	253
Total	3,651
Asset disposal [Member] | Pilgrim’s Food Master 2023 [Member]
Expenses by Nature (Details) - Schedule of Asset Impairments is Reported in Property, Plant and Equipment [Line Items]
Total	2,391
Total	4,058
Total	(6,894)
Total	445
Total
Contract Termination [Member] | Pilgrim’s Food Master 2022 [Member]
Expenses by Nature (Details) - Schedule of Asset Impairments is Reported in Property, Plant and Equipment [Line Items]
Total	922
Total	1,109
Total	(707)
Total	273
Total	1,597
Inventory adjustments [Member] | Moy Park [Member]
Expenses by Nature (Details) - Schedule of Asset Impairments is Reported in Property, Plant and Equipment [Line Items]
Total	616
Total	1,212
Total	(1,498)
Total	29
Total	359
Employee retention benefits [Member] | Pilgrim’s Pride Ltd. [Member]
Expenses by Nature (Details) - Schedule of Asset Impairments is Reported in Property, Plant and Equipment [Line Items]
Total
Total	2,799
Total	(2,318)
Total	76
Total	557
Other charges [Member] | Moy Park [Member]
Expenses by Nature (Details) - Schedule of Asset Impairments is Reported in Property, Plant and Equipment [Line Items]
Total	6,526
Total	8,046
Total	(10,087)
Total	(411)
Total	4,074
Other employee costs [Member] | Moy Park [Member]
Expenses by Nature (Details) - Schedule of Asset Impairments is Reported in Property, Plant and Equipment [Line Items]
Total
Total	1,495
Total	(1,495)
Total
Total